TAXATION - Additional Information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
	Jan. 01, 2008	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2015	Apr. 30, 2011	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2008	Dec. 31, 2024 USD ($)
TAXATION
Unified enterprise income tax rate	25.00%
Undistributed earnings from its PRC subsidiaries						¥ 2,310,189
Withholding tax liability						189,852
Unrecognized tax benefits						107,850	¥ 98,457					$ 14,775
Unrecognized tax benefits impact in the effective rate						¥ 63,273
Beijing 21Vianet Broad Band Data Center Co., Ltd. ("21Vianet Beijing")
TAXATION
Income tax rate									15.00%
Preferential tax rate						15.00%	15.00%	15.00%			15.00%
21Vianet (Xi'an) Information Outsourcing Industry Park Services Co., Ltd. ("Xi'an Sub")
TAXATION
Preferential tax rate					15.00%	15.00%	15.00%	15.00%
Shanghai Blue Cloud Technology Co., Ltd. ("SH Blue Cloud")
TAXATION
Preferential tax rate				15.00%		15.00%	15.00%	15.00%
Shenzhen Diyixian Telecommunication Co., Ltd. ("SZ DYX")
TAXATION
Preferential tax rate			15.00%			15.00%	15.00%	15.00%
Beijing TenxCloud Technology Co., Ltd. ("BJ TenxCloud")
TAXATION
Preferential tax rate		15.00%				15.00%	15.00%	15.00%
TAIWAN | DYX Taiwan
TAXATION
Income tax rate						20.00%	20.00%	20.00%
PRC
TAXATION
Income tax rate on PRC tax resident enterprises						25.00%
Net tax operating losses from PRC subsidiaries (in RMB)						¥ 3,416,732
Interest expenses (in RMB)						10,648	¥ 11,283	¥ 9,874
Accumulated interest expenses (in RMB)						¥ 44,577	¥ 33,929
PRC | Minimum
TAXATION
Net tax operating losses expiration year						2025
PRC | Maximum
TAXATION
Net tax operating losses expiration year						2034
HONG KONG
TAXATION
Assessable profits | $										$ 2,000
HONG KONG | 21Vianet Hong Kong Entities
TAXATION
Income tax rate						16.50%	16.50%	16.50%
HONG KONG | Scenario assessable profits earned Hk2 million
TAXATION
Income tax rate										8.25%
HONG KONG | Scenario assessable profits remaining Hk2 million
TAXATION
Income tax rate										16.50%
Non-PRC
TAXATION
Withholding tax percent						10.00%